Consolidated statements of financial position - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents	R$ 943,209	R$ 62,260
Restricted cash	14,788
Trade receivables	125,439	58,445
Inventories	3,932	1,115
Recoverable taxes	6,485	2,265
Derivatives		556
Other assets	17,912	8,859
Total current assets	1,111,765	133,500
Non-current assets
Restricted cash	2,053	18,810
Trade receivables	9,801	5,235
Related parties		1,598
Derivatives		663
Other assets	17,267	10,380
Property and equipment	139,320	65,763
Investment in associate	45,634
Right-of-use assets	274,275
Intangible assets	1,312,338	682,469
Total non-current assets	1,800,688	784,918
Total assets	2,912,453	918,418
Current liabilities
Trade payables	17,628	8,104
Loans and financing	53,607	26,800
Derivatives	757
Lease liabilities	22,693
Accounts payable to selling shareholders	131,883	88,868
Advances from customers	36,860	13,737
Labor and social obligations	46,770	31,973
Taxes payable	19,442	6,468
Income taxes payable	3,213	282
Dividends payable		4,107
Other liabilities	376	1,993
Total current liabilities	333,229	182,332
Non-current liabilities
Loans and financing	6,750	51,029
Lease liabilities	261,822
Accounts payable to selling shareholders	168,354	88,862
Taxes payable	21,304	150
Provision for legal proceedings	5,269	3,465
Other liabilities	1,999	2,226
Total non-current liabilities	465,498	145,732
Total liabilities	798,727	328,064
Equity
Share capital	17	315,000
Additional paid-in capital	1,931,047	125,014
Share-based compensation reserve	18,114	2,161
Earnings reserves	115,916	59,807
Equity attributable to equity holders of the parent	2,065,094	501,982
Non-controlling interests	48,632	88,372
Total equity	2,113,726	590,354
Total liabilities and equity	R$ 2,912,453	R$ 918,418